17 Property, Plant and Equipment (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	R$ (1,083,438)		R$ (1,201,182)
Impairment at the year	37,609		117,744
Transfer
Recoverable amount at ending	(1,045,829)		(1,083,438)
In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(122,261)		(1,197,693)
Impairment at the year	1,953		(24,689)
Transfer			1,100,121
Recoverable amount at ending	(120,308)		(122,261)
In Progress [member] | HPP Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total			(731,265)
Impairment at the year			(482)
Transfer			731,747
Recoverable amount at ending
In Progress [member] | Wind Power Complex Cutia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total			(167,875)
Impairment at the year			(373)
Transfer			168,248
Recoverable amount at ending
In Progress [member] | Wind Power Complex Bento Miguel [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total			(84,621)
Impairment at the year			(2,749)
Transfer			87,370
Recoverable amount at ending
In Progress [member] | Power Plants In Parana [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(107,797)		(199,468)
Impairment at the year	1,953		(21,085)
Transfer			112,756
Recoverable amount at ending	(105,844)		(107,797)
In Progress [member] | Consorcio Tapajos [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(14,464)		(14,464)
Impairment at the year		[1]
Transfer
Recoverable amount at ending	(14,464)		(14,464)
In Service [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(961,177)		3,489
Impairment at the year	35,656		142,433
Transfer			(1,100,121)
Recoverable amount at ending	(925,521)		(961,177)
In Service [member] | UHE Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(777,294)
Impairment at the year			(45,547)
Transfer	94,101		(731,747)
Recoverable amount at ending	(683,193)		(777,294)
In Service [member] | Wind Power Complex Cutia [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(54,104)
Impairment at the year	54,104		114,144
Transfer			(168,248)
Recoverable amount at ending			(54,104)
In Service [member] | UEG Araucaria [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total
Impairment at the year	(138,777)
Transfer
Recoverable amount at ending	(138,777)
In Service [member] | Wind Power Complex Bento Miguel [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total
Impairment at the year			87,370
Transfer			(87,370)
Recoverable amount at ending
In Service [member] | Power Plants In Parana [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gross total	(129,779)		(3,489)
Impairment at the year	26,228		(13,534)
Transfer			(112,756)
Recoverable amount at ending	R$ (103,551)		R$ (129,779)

[1]	Project under development